In-process Revenue Contracts - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 31, 2015 Contract Vessel	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)
In Process Revenue Contracts [Line Items]
Amortization of in-process revenue contracts | $		$ 0	$ 1,200,000
Suezmax tankers [Member] | Principal Maritime Tankers [Member]
In Process Revenue Contracts [Line Items]
Number of vessels | Vessel	12
Number of time-charter contracts | Contract	3